UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments:

Putnam Absolute Return 500 Fund

The fund's portfolio
1/31/14 (Unaudited)

COMMON STOCKS (29.9%)(a)
			Shares	Value

Basic materials (1.0%)

Albemarle Corp.			17,700	$1,135,986

International Flavors & Fragrances, Inc.			17,881	1,549,925

PPG Industries, Inc.			15,300	2,790,108

Sigma-Aldrich Corp.			26,100	2,426,517

				7,902,536
Capital goods (1.0%)

Boeing Co. (The)			10,500	1,315,230

General Dynamics Corp.			24,000	2,431,440

MRC Global, Inc.(NON)			13,400	374,128

Roper Industries, Inc.			8,964	1,230,219

Stericycle, Inc.(NON)			8,200	959,892

Waste Management, Inc.			38,700	1,616,886

				7,927,795
Communication services (0.6%)

SBA Communications Corp. Class A(NON)			8,700	806,925

Verizon Communications, Inc.			90,396	4,340,816

				5,147,741
Conglomerates (1.8%)

3M Co.			5,400	692,226

Danaher Corp.			41,400	3,079,746

General Electric Co.			44,300	1,113,259

Marubeni Corp. (Japan)			474,000	3,354,233

Mitsubishi Corp. (Japan)			176,700	3,291,182

Mitsui & Co., Ltd. (Japan)			226,900	3,075,820

				14,606,466
Consumer cyclicals (4.8%)

Aaron's, Inc.			11,400	306,546

Advance Auto Parts, Inc.			5,799	665,783

Automatic Data Processing, Inc.			41,200	3,155,920

AutoZone, Inc.(NON)			2,310	1,143,589

Bed Bath & Beyond, Inc.(NON)			14,500	925,825

Cintas Corp.			11,500	656,305

Dillards, Inc. Class A			3,600	314,280

Dollar Tree, Inc.(NON)			15,684	792,356

Equinix, Inc.			12,264	859,216

FactSet Research Systems, Inc.			9,700	1,025,969

Gartner, Inc.(NON)			17,900	1,258,907

Home Depot, Inc. (The)			50,100	3,850,185

Kimberly-Clark Corp.			33,019	3,611,288

Lowe's Cos., Inc.			19,800	916,542

Madison Square Garden Co. (The) Class A(NON)			7,200	417,816

MasterCard, Inc. Class A			55,000	4,162,400

MSC Industrial Direct Co., Inc. Class A			6,199	520,840

Omnicom Group, Inc.			17,052	1,237,634

PetSmart, Inc.			8,435	531,405

Priceline.com, Inc.(NON)			2,717	3,110,666

Scotts Miracle-Gro Co. (The) Class A			9,500	564,205

Scripps Networks Interactive Class A			6,600	478,632

Target Corp.			38,138	2,160,136

Thomson Reuters Corp. (Canada)			26,000	937,560

TJX Cos., Inc. (The)			9,600	550,656

Verisk Analytics, Inc. Class A(NON)			14,609	932,931

VF Corp.			30,300	1,771,035

Viacom, Inc. Class B			34,449	2,828,263

				39,686,890
Consumer staples (3.8%)

Altria Group, Inc.			119,500	4,208,790

Dr. Pepper Snapple Group, Inc.			41,400	1,982,232

General Mills, Inc.			23,700	1,138,074

Hershey Co. (The)			24,700	2,455,180

ITOCHU Corp. (Japan)			321,000	3,974,405

Lorillard, Inc.			53,600	2,638,192

McDonald's Corp.			38,800	3,653,796

PepsiCo, Inc.			52,200	4,194,792

Procter & Gamble Co. (The)			6,500	498,030

Starbucks Corp.			41,808	2,973,385

Sumitomo Corp. (Japan)			264,600	3,340,844

				31,057,720
Energy (2.5%)

Chevron Corp.			44,845	5,006,047

ConocoPhillips			31,900	2,071,905

Dril-Quip, Inc.(NON)			3,300	331,848

EQT Corp.			6,200	575,422

Exxon Mobil Corp.			82,302	7,584,952

Occidental Petroleum Corp.			21,400	1,873,998

Phillips 66			17,800	1,301,002

Spectra Energy Corp.			22,606	812,686

Williams Cos., Inc. (The)			22,600	915,074

				20,472,934
Financials (4.7%)

ACE, Ltd.			22,100	2,073,201

Alleghany Corp.(NON)			2,600	968,058

Allied World Assurance Co. Holdings AG			10,982	1,130,267

Aon PLC			26,100	2,100,006

Arch Capital Group, Ltd.(NON)			18,700	1,006,247

Aspen Insurance Holdings, Ltd.			14,200	552,380

Axis Capital Holdings, Ltd.			18,600	837,372

BankUnited, Inc.			31,800	988,980

Berkshire Hathaway, Inc. Class B(NON)			28,638	3,196,001

Broadridge Financial Solutions, Inc.			28,400	1,030,636

Chubb Corp. (The)			34,799	2,941,907

Everest Re Group, Ltd.			7,236	1,047,483

JPMorgan Chase & Co.			47,800	2,646,208

M&T Bank Corp.			20,200	2,252,502

PartnerRe, Ltd.			8,700	854,079

ProAssurance Corp.			22,700	1,054,642

Public Storage(R)			19,700	3,104,523

RenaissanceRe Holdings, Ltd.			13,062	1,184,854

Signature Bank(NON)			12,500	1,525,750

Simon Property Group, Inc.(R)			15,300	2,369,052

Travelers Cos., Inc. (The)			39,700	3,226,816

Validus Holdings, Ltd.			30,748	1,104,468

W.R. Berkley Corp.			29,500	1,143,420

Wells Fargo & Co.			8,000	362,720

				38,701,572
Health care (3.6%)

AbbVie, Inc.			19,500	959,985

C.R. Bard, Inc.			6,527	845,834

Cardinal Health, Inc.			19,974	1,358,631

Eli Lilly & Co.			45,299	2,446,599

Forest Laboratories, Inc.(NON)			18,800	1,246,440

Henry Schein, Inc.(NON)			7,600	873,164

Johnson & Johnson			64,900	5,741,703

Laboratory Corp. of America Holdings(NON)			8,300	745,589

McKesson Corp.			11,213	1,955,659

Mednax, Inc.(NON)			12,800	712,192

Merck & Co., Inc.			94,500	5,005,665

Patterson Cos., Inc.			15,200	607,392

Perrigo Co. PLC			6,599	1,027,200

Pfizer, Inc.			173,100	5,262,240

Stryker Corp.			9,900	768,240

				29,556,533
Technology (4.0%)

Accenture PLC Class A			14,300	1,142,284

Amdocs, Ltd.			29,800	1,289,148

Apple, Inc.			12,559	6,287,035

DST Systems, Inc.			11,000	1,001,000

Google, Inc. Class A(NON)			6,221	7,346,814

Intuit, Inc.			29,545	2,164,171

L-3 Communications Holdings, Inc.			8,741	970,863

Maxim Integrated Products, Inc.			46,800	1,416,168

MICROS Systems, Inc.(NON)			19,700	1,093,941

Microsoft Corp.			139,319	5,273,224

Oracle Corp.			62,600	2,309,940

Synopsys, Inc.(NON)			30,300	1,207,758

VeriSign, Inc.(NON)			23,000	1,351,250

				32,853,596
Transportation (1.2%)

Alaska Air Group, Inc.			8,300	656,281

Copa Holdings SA Class A (Panama)			3,997	522,408

Southwest Airlines Co.			64,727	1,356,031

Union Pacific Corp.			21,500	3,746,160

United Parcel Service, Inc. Class B			34,086	3,246,010

				9,526,890
Utilities and power (0.9%)

CMS Energy Corp.			20,800	578,032

ITC Holdings Corp.			4,000	414,000

Kinder Morgan, Inc.			23,000	782,230

PG&E Corp.			34,500	1,454,175

PPL Corp.			49,400	1,510,158

Southern Co. (The)			67,100	2,767,204

				7,505,799

Total common stocks (cost $213,341,334)				$244,946,472

MORTGAGE-BACKED SECURITIES (14.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (6.7%)

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.537s, 2034			$163,706	$216,344
IFB Ser. 3860, Class SP, IO, 6.44s, 2040			1,035,042	164,313
IFB Ser. 3856, Class PS, IO, 6.44s, 2040			794,029	110,847
IFB Ser. 3861, Class PS, IO, 6.44s, 2037			959,894	147,209
IFB Ser. 3907, Class KS, IO, 6.39s, 2040			1,845,044	316,669
IFB Ser. 3232, Class KS, IO, 6.14s, 2036			1,017,079	120,142
IFB Ser. 4104, Class S, IO, 5.94s, 2042			609,770	136,568
IFB Ser. 3116, Class AS, IO, 5.94s, 2034			971,127	63,416
IFB Ser. 4240, Class SA, IO, 5.84s, 2043			5,578,906	1,290,847
IFB Ser. 4245, Class AS, IO, 5.84s, 2043			5,931,138	1,349,316
IFB Ser. 3964, Class SA, IO, 5.84s, 2041			5,144,938	770,146
IFB Ser. 3852, Class NT, 5.84s, 2041			2,940,639	2,905,116
IFB Ser. 311, Class S1, IO, 5.79s, 2043			6,419,093	1,436,278
IFB Ser. 308, Class S1, IO, 5.79s, 2043			3,134,303	762,263
IFB Ser. 314, Class AS, IO, 5.73s, 2043			1,811,611	399,253
Ser. 3632, Class CI, IO, 5s, 2038			200,973	18,550
Ser. 3626, Class DI, IO, 5s, 2037			50,618	1,018
Ser. 4122, Class TI, IO, 4 1/2s, 2042			1,865,182	376,394
Ser. 4116, Class MI, IO, 4s, 2042			4,058,197	838,053
Ser. 4213, Class GI, IO, 4s, 2041			1,183,950	210,861
Ser. 304, Class C53, IO, 4s, 2032			2,376,619	359,250
Ser. 304, Class C22, IO, 3 1/2s, 2042			1,576,062	363,479
Ser. 4141, Class IM, IO, 3 1/2s, 2042			1,616,674	331,417
Ser. 304, IO, 3 1/2s, 2027			1,852,007	226,871
Ser. 304, Class C37, IO, 3 1/2s, 2027			1,363,610	169,619
Ser. 4158, Class TI, IO, 3s, 2042			5,940,171	800,973
Ser. 4165, Class TI, IO, 3s, 2042			5,058,214	702,080
Ser. 4183, Class MI, IO, 3s, 2042			2,253,917	310,364
Ser. 304, Class C45, IO, 3s, 2027			2,328,127	289,619
Ser. T-8, Class A9, IO, 0.469s, 2028			265,910	2,825
Ser. T-59, Class 1AX, IO, 0.274s, 2043			616,470	7,610
Ser. T-48, Class A2, IO, 0.212s, 2033			915,117	8,972
Ser. 3206, Class EO, PO, zero %, 2036			61,847	54,461
Ser. 3175, Class MO, PO, zero %, 2036			50,033	43,406
FRB Ser. T-54, Class 2A, IO, zero %, 2043			366,943	29

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.71s, 2035			78,147	127,491
IFB Ser. 05-45, Class DA, 23.841s, 2035			305,514	460,095
IFB Ser. 11-4, Class CS, 12.584s, 2040			1,160,144	1,372,463
IFB Ser. 12-96, Class PS, IO, 6.542s, 2041			2,600,908	529,857
IFB Ser. 10-35, Class SG, IO, 6.242s, 2040			3,021,917	608,826
IFB Ser. 12-132, Class SB, IO, 6.042s, 2042			1,501,452	250,202
IFB Ser. 13-9, Class LS, 5.992s, 2043			1,120,571	265,741
IFB Ser. 13-92, Class SA, IO, 5.792s, 2043			1,001,057	243,457
IFB Ser. 13-103, Class SK, IO, 5.762s, 2043			1,070,077	247,656
Ser. 13-101, Class SE, IO, 5.742s, 2043			1,444,947	363,260
IFB Ser. 13-128, Class CS, IO, 5.742s, 2043			1,663,104	375,030
IFB Ser. 13-102, Class SH, IO, 5.742s, 2043			1,347,281	296,537
Ser. 397, Class 2, IO, 5s, 2039			49,635	8,485
Ser. 398, Class C5, IO, 5s, 2039			266,311	40,186
Ser. 10-13, Class EI, IO, 5s, 2038			170,390	5,150
Ser. 418, Class C24, IO, 4s, 2043			2,169,565	499,678
Ser. 13-44, Class PI, IO, 4s, 2043			1,057,413	179,760
Ser. 12-124, Class UI, IO, 4s, 2042			4,507,546	884,381
Ser. 12-96, Class PI, IO, 4s, 2041			2,219,452	386,207
Ser. 406, Class 2, IO, 4s, 2041			173,446	35,296
Ser. 406, Class 1, IO, 4s, 2041			167,845	34,610
Ser. 409, Class C16, IO, 4s, 2040			716,583	143,709
Ser. 418, Class C15, IO, 3 1/2s, 2043			4,455,804	1,012,303
Ser. 417, Class C19, IO, 3 1/2s, 2033			1,895,759	284,933
Ser. 13-35, Class IP, IO, 3s, 2042			3,852,520	451,317
Ser. 13-23, Class PI, IO, 3s, 2041			7,132,447	770,590
Ser. 13-55, Class MI, IO, 3s, 2032			2,718,968	376,631
Ser. 03-W10, Class 1, IO, 1.115s, 2043			215,154	6,623
Ser. 98-W5, Class X, IO, 0.918s, 2028			488,803	24,135
Ser. 98-W2, Class X, IO, 0.739s, 2028			1,691,447	98,315
Ser. 03-W1, Class 2A, IO, zero %, 2042			771,457	60

Government National Mortgage Association
IFB Ser. 11-61, Class CS, IO, 6.523s, 2035			6,567,375	985,100
Ser. 10-9, Class XD, IO, 6.441s, 2040			4,734,212	839,518
IFB Ser. 10-85, Class SE, IO, 6.393s, 2040			2,835,714	533,284
IFB Ser. 10-55, Class SG, IO, 6.343s, 2040			691,162	128,701
IFB Ser. 10-50, Class LS, IO, 6.343s, 2040			4,168,948	786,885
IFB Ser. 13-91, Class SP, IO, 6.143s, 2042			2,871,150	528,464
IFB Ser. 12-149, Class LS, IO, 6.093s, 2042			3,604,070	588,256
IFB Ser. 10-20, Class SE, IO, 6.093s, 2040			4,544,100	801,125
IFB Ser. 10-26, Class QS, IO, 6.093s, 2040			1,464,910	276,919
IFB Ser. 13-37, Class S, IO, 6.073s, 2043			892,343	155,357
IFB Ser. 13-113, Class SL, IO, 6.073s, 2042			1,065,978	188,961
IFB Ser. 13-87, Class AS, IO, 6.043s, 2043			1,399,386	246,639
IFB Ser. 13-87, Class SA, IO, 6.043s, 2043			2,101,585	349,337
IFB Ser. 13-124, Class SC, IO, 6.043s, 2041			5,161,959	871,091
IFB Ser. 10-120, Class SB, IO, 6.043s, 2035			188,348	16,130
IFB Ser. 13-129, Class SN, IO, 5.993s, 2043			1,109,379	179,298
IFB Ser. 13-152, Class SG, IO, 5.993s, 2043			3,520,619	585,905
IFB Ser. 13-102, Class AS, IO, 5.993s, 2043			1,192,631	226,598
IFB Ser. 13-99, Class SL, IO, 5.993s, 2043			2,494,474	459,657
IFB Ser. 13-129, Class CS, IO, 5.993s, 2042			2,443,145	414,089
IFB Ser. 10-20, Class SC, IO, 5.993s, 2040			4,783,492	857,919
Ser. 13-149, Class MS, IO, 5.943s, 2039			1,677,927	267,411
IFB Ser. 13-134, Class DS, IO, 5.943s, 2043			2,155,485	345,546
IFB Ser. 12-77, Class MS, IO, 5.943s, 2042			1,665,652	393,627
IFB Ser. 13-99, Class VS, IO, 5.941s, 2043			1,136,079	206,176
IFB Ser. 11-146, Class AS, IO, 5.941s, 2041			2,378,980	473,937
IFB Ser. 14-4, Class SG, IO, 5.94s, 2044			3,211,000	598,755
IFB Ser. 13-184, Class SK, IO, 5.893s, 2043			1,225,959	214,543
IFB Ser. 12-34, Class SA, IO, 5.893s, 2042			1,837,129	389,986
IFB Ser. 10-158, Class SA, IO, 5.893s, 2040			1,174,439	209,767
IFB Ser. 10-151, Class SA, IO, 5.893s, 2040			1,842,578	329,324
IFB Ser. 11-13, Class SB, IO, 5.793s, 2041			2,380,868	413,225
IFB Ser. 10-89, Class SD, IO, 5.773s, 2040			987,478	169,108
IFB Ser. 11-70, Class SN, IO, 5.741s, 2041			1,439,000	354,512
IFB Ser. 11-70, Class SH, IO, 5.731s, 2041			1,799,000	442,446
IFB Ser. 10-15, Class BS, IO, 5.623s, 2040			866,769	134,263
IFB Ser. 10-15, Class AS, IO, 5.603s, 2040			4,674,687	723,174
IFB Ser. 10-50, Class GS, IO, 5.573s, 2040			1,677,281	273,608
IFB Ser. 10-42, Class DS, IO, 5.543s, 2040			3,506,538	569,816
IFB Ser. 10-37, Class SG, IO, 5.543s, 2040			364,027	57,698
IFB Ser. 10-42, Class ES, IO, 5.523s, 2040			3,370,895	526,702
Ser. 14-2, Class IC, IO, 5s, 2044			1,137,000	270,748
Ser. 13-3, Class IT, IO, 5s, 2043			1,872,703	408,650
Ser. 11-116, Class IB, IO, 5s, 2040			2,107,054	194,022
Ser. 10-35, Class UI, IO, 5s, 2040			1,802,792	419,149
Ser. 10-20, Class UI, IO, 5s, 2040			1,312,963	264,234
Ser. 10-9, Class UI, IO, 5s, 2040			7,228,912	1,552,593
Ser. 09-121, Class UI, IO, 5s, 2039			2,817,371	624,048
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			122,671	22,314
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			1,155,630	234,882
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			3,086,254	640,486
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			1,544,776	347,573
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			3,982,615	846,498
Ser. 09-121, Class QI, IO, 4 1/2s, 2039			2,598,432	576,982
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			4,581,525	618,501
Ser. 13-24, Class PI, IO, 4s, 2042			1,644,280	310,309
Ser. 12-47, Class CI, IO, 4s, 2042			1,604,647	359,657
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			2,297,345	350,347
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			2,109,391	372,708
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			4,292,845	719,266
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			2,145,696	346,530
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			3,089,014	463,507
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			1,009,880	175,850
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			1,188,734	215,375
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			1,873,284	294,536
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			1,857,914	255,246
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			5,739,495	836,646

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.824s, 2027			130,176	976
Ser. 98-3, IO, 0.102s, 2027			77,976	1,145
Ser. 98-2, IO, zero %, 2027			67,287	484
Ser. 98-4, IO, zero %, 2026			103,684	2,552

Structured Asset Securities Corp. 144A IFB Ser. 07-4, Class 1A3, IO, 5.997s, 2045			767,319	134,281

				54,660,514
Commercial mortgage-backed securities (5.7%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			142,000	148,829
Ser. 04-3, Class D, 5.412s, 2039			639,000	651,531
Ser. 06-6, Class A2, 5.309s, 2045			42,140	42,254
FRB Ser. 05-5, Class D, 5.222s, 2045			366,000	373,466
Ser. 04-4, Class B, 4.985s, 2042			563,000	572,650
Ser. 05-3, Class AJ, 4.767s, 2043			225,000	224,289
Ser. 07-1, Class XW, IO, 0.345s, 2049			3,419,774	30,409

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 08-1, Class C, 6.258s, 2051			1,000,000	869,900
Ser. 04-4, Class XC, IO, 0.812s, 2042			3,217,380	8,220
Ser. 02-PB2, Class XC, IO, 0.627s, 2035			1,452,178	735

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.887s, 2050			328,000	323,900
FRB Ser. 06-PW11, Class AJ, 5.439s, 2039			596,000	613,135
Ser. 05-PWR7, Class D, 5.304s, 2041			375,000	352,800
Ser. 05-PWR9, Class C, 5.055s, 2042			215,000	205,196
Ser. 05-PWR9, Class AJ, 4.985s, 2042			123,000	125,251

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.439s, 2039			2,473,000	2,499,214
FRB Ser. 06-PW11, Class C, 5.439s, 2039			200,000	196,960

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 5.781s, 2049			703,000	683,386

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 4.878s, 2045			1,156,000	1,068,028

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.118s, 2044			250,000	242,500

COMM Mortgage Trust
FRB Ser. 07-C9, Class C, 5.8s, 2049			225,000	217,125
FRB Ser. 07-C9, Class D, 5.8s, 2049			300,000	284,250
Ser. 07-C9, Class AJ, 5.65s, 2049			617,000	647,048

COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.049s, 2046			363,000	338,052
FRB Ser. 13-CR6, Class D, 4.176s, 2046			160,000	138,975
FRB Ser. 13-CR8, Class D, 3.971s, 2046			400,000	338,445
FRB Ser. 07-C9, Class AJFL, 0.847s, 2049			540,000	485,676

Commercial Mortgage Trust 144A FRB Ser. 12-LC4, Class D, 5.648s, 2044			652,000	642,872

Credit Suisse First Boston Mortgage Securities Corp. Ser. 03-CPN1, Class E, 4.891s, 2035			514,000	514,000

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			487,486	536,234
Ser. 03-C3, Class AX, IO, 1.496s, 2038			310,794	3

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.76s, 2039			478,419	478,624

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.418s, 2044			711,000	722,000

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			474,205	479,539

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			295,487	295,487

GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049			914,000	938,268
FRB Ser. 05-C4, Class AJ, 5.311s, 2045			468,000	454,568
FRB Ser. 06-C1, Class AJ, 5.281s, 2044			1,432,000	1,396,630

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 04-C1, Class F, 5.088s, 2038			807,000	809,018

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042			243,000	231,458
FRB Ser. 05-GG3, Class D, 4.986s, 2042			189,000	190,177

GS Mortgage Securities Trust
FRB Ser. 04-GG2, Class D, 5.717s, 2038			232,000	234,610
Ser. 05-GG4, Class B, 4.841s, 2039			396,000	398,455

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.638s, 2045			700,000	691,740
FRB Ser. GC10, Class D, 4.415s, 2046			491,000	433,111
Ser. 06-GG8, Class X, IO, 0.579s, 2039			39,877,645	721,785

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class D, 4.087s, 2045			588,000	504,537

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 04-CB8, Class F, 4.785s, 2039			500,000	445,450

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.071s, 2051			888,000	919,524
FRB Ser. 06-LDP7, Class B, 5.873s, 2045			556,000	492,281
Ser. 06-LDP6, Class AJ, 5.565s, 2043			750,000	768,000
FRB Ser. 05-LDP3, Class D, 5.192s, 2042			274,000	272,685
FRB Ser. 04-CBX, Class B, 5.021s, 2037			181,000	183,481
Ser. 04-C3, Class B, 4.961s, 2042			427,000	456,847
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			850,000	829,600
FRB Ser. 13-LC11, Class D, 4.242s, 2046			250,000	219,120
FRB Ser. 13-C10, Class D, 4.16s, 2047			235,000	206,312

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.171s, 2051			298,000	292,223
FRB Ser. 07-CB20, Class C, 6.171s, 2051			501,000	469,146
FRB Ser. 01-C1, Class H, 5.626s, 2035			553,547	558,418
FRB Ser. 11-C3, Class E, 5.541s, 2046			203,000	211,078
FRB Ser. 12-C6, Class F, 5.202s, 2045			334,000	303,565
FRB Ser. 12-LC9, Class E, 4.427s, 2047			275,000	248,069
FRB Ser. 13-C13, Class D, 4.056s, 2046			689,000	590,408
FRB Ser. 13-C13, Class E, 3.986s, 2046			494,000	376,091

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.547s, 2040			135,070	134,217

LB-UBS Commercial Mortgage Trust
Ser. 07-C1, Class AJ, 5.484s, 2040			292,000	298,862
FRB Ser. 06-C6, Class C, 5.482s, 2039			324,000	314,280
Ser. 05-C7, Class C, 5.35s, 2040			474,000	488,599
FRB Ser. 05-C2, Class C, 5.224s, 2040			1,050,000	1,024,065
Ser. 07-C2, Class XW, IO, 0.538s, 2040			2,128,143	35,125
Ser. 07-C1, Class XW, IO, 0.418s, 2040			15,174,485	241,274

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.263s, 2051			282,000	304,278
FRB Ser. 05-CKI1, Class B, 5.282s, 2037			476,000	498,800
FRB Ser. 05-CIP1, Class C, 5.218s, 2038			351,000	322,920
Ser. 04-KEY2, Class D, 5.046s, 2039			250,000	251,400

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO, 0.59s, 2043			15,824,389	98,681

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			166,000	163,460

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			401,000	381,953

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.419s, 2046			751,000	658,101
FRB Ser. 13-C11, Class E, 4.419s, 2046			600,000	475,740
Ser. 13-C8, Class D, 4.172s, 2048			389,000	337,030
Ser. 13-C10, Class D, 4.083s, 2046			200,000	171,670

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558s, 2044			242,000	217,364
FRB Ser. 06-HQ8, Class C, 5.497s, 2044			950,000	912,000

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043(F)			425,077	425,971

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049(F)			372,000	336,898
Ser. 13-C6, Class D, 4.354s, 2046			520,000	450,216

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6s, 2045			216,000	218,203
Ser. 06-C24, Class AJ, 5.658s, 2045			549,000	544,114
Ser. 2004-C12, Class F, 5.312s, 2041			868,000	870,022
Ser. 06-C29, IO, 0.4s, 2048			38,357,599	415,796

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.239s, 2044			767,000	769,531
Ser. 07-C31, IO, 0.218s, 2047			58,891,588	349,669

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.304s, 2046(F)			839,000	738,531

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.248s, 2044			831,000	818,852
FRB Ser. 12-C6, Class E, 5s, 2045			412,000	356,586
FRB Ser. 13-UBS1, Class D, 4.634s, 2046			460,000	407,017
FRB Ser. 13-C15, Class D, 4.486s, 2046			398,000	351,608
FRB Ser. 12-C10, Class D, 4.46s, 2045			622,000	562,309
FRB Ser. 13-C12, Class D, 4.357s, 2048			500,000	448,585
FRB Ser. 13-C11, Class D, 4.184s, 2045			373,000	328,007
FRB Ser. 13-C14, Class D, 4.002s, 2046			400,000	340,832

				46,260,204
Residential mortgage-backed securities (non-agency) (1.9%)

Banc of America Funding Corp.
FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			321,231	273,046
FRB Ser. 06-G, Class 2A5, 0.437s, 2036			1,160,611	998,126

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			266,341	148,112
Ser. 12-RR10, Class 8A2, 4s, 2036			532,729	528,094
FRB Ser. 12-RR10, Class 9A2, 2.66s, 2035			220,000	193,490

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 10.923s, 2037			140,236	86,035
FRB Ser. 13-RR2, Class 3A2, 7.555s, 2036			390,000	361,725

Countrywide Alternative Loan Trust Ser. 06-5T2, Class A7, 6s, 2036			701,824	574,125

Harborview Mortgage Loan Trust FRB Ser. 05-10, Class 2A1A, 0.467s, 2035			256,967	221,788

IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR15, Class A1, 0.278s, 2036			672,689	514,607

Jefferies Resecuritization Trust 144A FRB Ser. 09-R7, Class 12A2, 2.616s, 2036			1,134,304	907,443

Residential Accredit Loans, Inc.
FRB Ser. 06-QO7, Class 2A1, 0.988s, 2046			1,772,637	1,227,551
FRB Ser. 07-QH2, Class A1, 0.298s, 2037			2,000,773	1,550,599

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.208s, 2046			1,580,017	1,382,041
FRB Ser. 06-AR3, Class A1B, 1.138s, 2046			447,157	363,539
FRB Ser. 06-AR4, Class 1A1B, 1.078s, 2046			321,767	267,067
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034			558,515	511,041
FRB Ser. 05-AR11, Class A1C3, 0.668s, 2045			2,541,850	2,173,282
FRB Ser. 05-AR13, Class A1C3, 0.648s, 2045			1,816,924	1,560,737
FRB Ser. 05-AR13, Class A1B3, 0.518s, 2045			225,755	198,665
FRB Ser. 05-AR15, Class A1B3, 0.498s, 2045			510,502	425,289
FRB Ser. 12-RR2, Class 1A2, 0.356s, 2047			625,000	438,579

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 4.994s, 2036			953,503	926,686

				15,831,667

Total mortgage-backed securities (cost $109,458,045)				$116,752,385

SENIOR LOANS (11.0%)(a)(c)
			Principal amount	Value

Basic materials (1.1%)

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			$491,325	$494,396

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			254,925	256,518

Chromaflo Technologies Corp. bank term loan FRN 4 1/2s, 2019			1,000,000	1,006,250

Exopack, LLC bank term loan FRN Ser. B, 5 1/4s, 2019			1,500,000	1,524,375

FMG Resources, Ltd. bank term loan FRN Ser. B, 4 1/4s, 2019 (Australia)			829,521	838,594

Ineos US Finance, LLC bank term loan FRN 4s, 2018			993,717	998,508

MacDermid, Inc. bank term loan FRN 4s, 2020			995,000	1,001,219

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			457,075	457,075

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			835,000	851,700

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020			1,492,500	1,508,668

				8,937,303
Capital goods (0.7%)

Beechcraft Holdings, LLC bank term loan FRN Ser. B, 5 3/4s, 2020			500,000	500,000

Dayco Products, LLC bank term loan FRN Ser. B, 5 1/4s, 2020			1,000,000	1,007,500

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020			713,213	711,916

Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020			746,250	747,494

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			594,000	600,590

Silver II Borrower SCA bank term loan FRN 4s, 2019 (Luxembourg)			487,537	489,366

SRAM Corp. bank term loan FRN 4s, 2020			1,203,912	1,207,924

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020			497,487	500,597

				5,765,387
Communication services (1.1%)

Asurion, LLC bank term loan FRN Ser. B1, 4 1/2s, 2019			1,568,014	1,566,895

Asurion, LLC bank term loan FRN Ser. B2, 3 1/2s, 2020			995,000	981,474

Cricket Communications, Inc. bank term loan FRN Ser. C, 4 3/4s, 2020			1,492,500	1,494,098

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 4 1/4s, 2019 (Bermuda)			1,419,814	1,429,043

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			1,000,000	1,007,750

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 3/4s, 2018			180,529	180,830

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. B, 3 1/2s, 2020 (United Kingdom)			1,500,000	1,503,188

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019			985,003	990,104

				9,153,382
Consumer cyclicals (3.2%)

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018			1,629,375	1,641,304

American Casino & Entertainment Properties, LLC bank term loan FRN 6s, 2020			845,750	858,436

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			208,507	210,136

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018			899,033	863,634

Chrylser Group, LLC bank term loan FRN Ser. B, 4 1/4s, 2017			330,788	332,147

CityCenter Holdings, LLC bank term loan FRN Ser. B, 5s, 2020			975,000	985,766

Garda World Security Corp. bank term loan FRN Ser. B, 4s, 2020 (Canada)			794,306	798,476

Garda World Security Corp. bank term loan FRN Ser. DD, 4s, 2020 (Canada)			203,194	204,261

Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019			612,500	623,984

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019(U)			262,500	267,422

Hudson's Bay Co. bank term loan FRN 4 3/4s, 2020 (Canada)			1,500,000	1,520,409

Interactive Data Corp. bank term loan FRN Ser. B, 3 3/4s, 2018			681,778	683,482

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			642,791	644,799

MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019			990,000	990,000

Michaels Stores, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020			1,240,625	1,245,666

Motor City Casino bank term loan FRN Ser. B, 5s, 2017			822,907	831,136

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 5s, 2020			1,276,800	1,291,511

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			83,373	83,721

Peninsula Gaming, LLC bank term loan FRN Ser. B, 4 1/4s, 2017			1,426,818	1,433,489

PETCO Animal Supplies, Inc. bank term loan FRN 4s, 2017			970,000	976,063

Realogy Corp. bank term loan FRN Ser. B, 4 1/2s, 2020			1,488,750	1,498,055

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019			987,500	989,043

Sabre, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019			1,237,500	1,244,461

Station Casinos, LLC bank term loan FRN Ser. B, 5s, 2020			1,240,625	1,252,101

Travelport, LLC bank term loan FRN 6 1/4s, 2019			920,375	940,221

Tribune Co. bank term loan FRN Ser. B, 4s, 2020			1,600,000	1,597,333

Warner Music Group Corp. bank term loan FRN 3 3/4s, 2020			997,500	999,994

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			1,440,000	1,443,600

				26,450,650
Consumer staples (0.9%)

Del Monte Foods, Inc. bank term loan FRN 4 1/4s, 2020			960,000	960,600

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			1,263,650	1,275,562

Landry's, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			1,443,555	1,456,186

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2017			1,250,000	1,260,156

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			1,000,000	1,016,250

Sprouts Farmers Markets, Inc. bank term loan FRN 4s, 2020			452,143	454,121

US Foods, Inc. bank term loan FRN 4 1/2s, 2019			995,000	1,004,328

				7,427,203
Energy (0.8%)

EXCO Resources, Inc. bank term loan FRN Ser. B, 5s, 2019			1,243,750	1,243,750

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			1,500,000	1,538,304

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			411,115	415,520

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 6 1/4s, 2017 (Cayman Islands)			1,234,875	1,240,278

Quicksilver Resources, Inc. bank term loan FRN 7s, 2019			900,000	894,375

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			700,000	710,500

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			630,408	635,023

				6,677,750
Financials (0.9%)

Compass Investors, Inc. bank term loan FRN Ser. B, 5s, 2019			1,485,028	1,492,453

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			613,102	615,248

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)			867,358	893,108

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019			500,000	497,768

Nuveen Investments, Inc. bank term loan FRN 4.168s, 2017			1,000,000	997,625

Serta Simmons Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2019			450,864	454,175

Springleaf Financial Funding Co. bank term loan FRN Ser. B2, 4 3/4s, 2019			920,000	930,350

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020			1,470,179	1,479,981

				7,360,708
Health care (1.0%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			990,000	994,950

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			1,380,000	1,394,047

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			481,029	483,205

IASIS Healthcare, LLC/IASIS Capital Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			977,973	985,308

Kinetic Concepts, Inc. bank term loan FRN 4 1/2s, 2018			1,338,091	1,348,355

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			370,322	372,096

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			627,264	630,396

Quintiles Transnational Corp. bank term loan FRN Ser. B3, 4s, 2018			1,430,000	1,432,217

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 4 1/2s, 2020			595,500	601,083

				8,241,657
Technology (0.8%)

Alcatel-Lucent USA, Inc. bank term loan FRN Ser. C, 4 1/2s, 2019			1,250,000	1,261,329

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			1,500,000	1,492,500

First Data Corp. bank term loan FRN 4.17s, 2018			1,500,000	1,503,188

Infor US, Inc. bank term loan FRN Ser. B5, 5 1/4s, 2020			898,232	900,338

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019			950,228	953,791

				6,111,146
Transportation (0.3%)

Air Medical Group Holdings, Inc. bank term loan FRN 8 3/8s, 2018			1,125,000	1,105,313

Livingston International, Inc. bank term loan FRN 5s, 2019 (Canada)			1,492,500	1,497,475

				2,602,788
Utilities and power (0.2%)

Energy Transfer Equity LP bank term loan FRN 3 3/4s, 2019			715,000	715,089

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.73s, 2017			920,555	639,292

				1,354,381

Total senior loans (cost $89,195,871)				$90,082,355

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.0%)

Government National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, February 1, 2044			$4,000,000	$4,341,875
4s, TBA, February 1, 2044			4,000,000	4,242,812

				8,584,687
U.S. Government Agency Mortgage Obligations (5.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, with due dates from August 1, 2042 to June 1, 2043			1,371,594	1,423,832

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, February 1, 2044			3,000,000	3,303,281
4 1/2s, TBA, February 1, 2044			7,000,000	7,509,688
4s, TBA, February 1, 2044			20,000,000	20,951,562
3 1/2s, TBA, February 1, 2044			7,000,000	7,102,266
3s, TBA, February 1, 2044			8,000,000	7,779,375

				48,070,004

Total U.S. government and agency mortgage obligations (cost $55,792,314)				$56,654,691

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes
1 3/4s, May 31, 2016(i)			$484,000	$499,933
2 1/8s, August 15, 2021(i)			126,000	125,957
1s, May 31, 2018(i)			105,000	103,934

1 7/8s, September 30, 2017(i)			88,000	91,265

Total U.S. treasury Obligations (cost $821,089)				$821,089

CORPORATE BONDS AND NOTES (4.3%)(a)
			Principal amount	Value

Basic materials (0.3%)

Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017			$339,000	$368,800

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)			339,000	368,663

Cemex SAB de CV 144A company guaranty sr. FRN notes 4.989s, 2018 (Mexico)			1,500,000	1,564,026

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017 (Brazil)			395,000	438,055

				2,739,544
Capital goods (0.1%)

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		EUR	145,000	213,182

Schaeffler Holding Finance BV 144A notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	220,000	313,775

				526,957
Communication services (1.1%)

America Movil SAB de CV company guaranty unsec. unsub. notes 5 1/2s, 2014 (Mexico)			$339,000	339,763

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			840,000	832,650

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			1,500,000	1,530,000

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018 (Luxembourg)			700,000	743,750

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			500,000	519,375

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			1,250,000	1,443,750

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			265,000	286,863

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	130,000	189,529

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	185,000	268,874

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			$560,000	616,151

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	530,000	893,048

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			$1,110,000	1,237,650

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			335,000	350,913

				9,252,316
Consumer cyclicals (0.2%)

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			530,000	539,275

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			550,000	552,750

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	303,137	416,200

Owens Corning company guaranty sr. unsec. notes 9s, 2019			$36,000	44,595

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			200,000	223,500

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			72,703	76,883

				1,853,203
Consumer staples (0.2%)

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			260,000	294,775

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			895,000	874,863

				1,169,638
Energy (0.6%)

Gazprom OAO Via White Nights Finance BV notes 10 1/2s, 2014 (Russia)			500,000	506,455

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			100,000	105,250

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			65,000	73,125

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			2,295,000	2,172,929

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			2,000,000	2,145,000

				5,002,759
Financials (0.8%)

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			900,000	958,500

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			980,000	1,065,750

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			90,000	96,750

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB bonds 8 1/8s, 2038			530,000	617,450

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2019			1,070,000	1,065,988

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			395,000	457,706

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			250,000	257,813

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			500,000	526,250

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,600,000	1,736,000

				6,782,207
Health care (0.7%)

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			2,000,000	2,112,500

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	415,000	591,093

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$235,000	259,088

HCA, Inc. sr. notes 6 1/2s, 2020			610,000	672,525

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			1,240,000	1,348,500

Service Corp. International/US sr. notes 7s, 2017			170,000	191,675

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	734,825

				5,910,206
Utilities and power (0.3%)

AES Corp. (VA) sr. unsec. unsub. notes 9 3/4s, 2016			210,000	246,750

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			1,035,000	1,205,775

El Paso Corp. sr. unsec. notes 7s, 2017			225,000	254,437

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			175,000	228,362

				1,935,324

Total corporate bonds and notes (cost $33,379,505)				$35,172,154

COMMODITY LINKED NOTES (3.1%)(a)(CLN)
			Principal amount	Value

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the S&P GSCI Light-Energy Index Excess Return multiplied by 3) (Jersey)			$11,036,000	$11,465,035

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2014 (Indexed to the UBSIF3AT Index multiplied by 3) (Jersey)			14,312,000	13,634,409

Total commodity Linked Notes (cost $25,348,000)				$25,099,444

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Jan-15/$162.00		$218,195	$1,513,132

SPDR S&P 500 ETF Trust (Put)	Dec-14/158.00		167,574	922,830

SPDR S&P 500 ETF Trust (Put)	Nov-14/155.00		229,254	996,267

SPDR S&P 500 ETF Trust (Put)	Oct-14/152.00		230,674	767,256

SPDR S&P 500 ETF Trust (Put)	Sep-14/150.00		202,339	542,135

SPDR S&P 500 ETF Trust (Put)	Aug-14/145.00		222,402	366,963

Total purchased options outstanding (cost $6,384,690)				$5,108,583

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.4%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$325,000	$258,375

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			2,425,000	2,091,563

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			650,000	690,950

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			240,000	248,400

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			200,000	179,400

Total foreign government and agency bonds and notes (cost $3,774,740)				$3,468,688

SHORT-TERM INVESTMENTS (36.4%)(a)
			Principal amount/shares	Value

Federal Home Loan Bank discount commercial paper with an effective yield of 0.09%, April 2, 2014			$15,000,000	$14,999,040

Federal Home Loan Bank discount commercial paper with an effective yield of 0.07%, February 14, 2014			13,000,000	12,999,671

Federal Home Loan Mortgage Corp. discount commercial paper with an effective yield of 0.09%, April 28, 2014			10,000,000	9,999,070

Federal National Mortgage Association discount commercial paper with an effective yield of 0.10%, April 21, 2014			14,000,000	13,998,796

Federal National Mortgage Association discount commercial paper with an effective yield of 0.09%, April 9, 2014			11,000,000	10,999,208

Federal National Mortgage Association discount commercial paper with an effective yield of 0.09%, March 19, 2014			23,947,000	23,944,093

U.S. Treasury Bills with an effective yield of 0.13%, August 21, 2014(SEG)(SEGCCS)			29,000,000	28,989,995

U.S. Treasury Bills with an effective yield of 0.12%, November 13, 2014(SEG)(SEGSF)(SEGCCS)			14,000,000	13,991,740

U.S. Treasury Bills with an effective yield of 0.10%, July 24, 2014			13,000,000	12,996,451

U.S. Treasury Bills with an effective yield of 0.10%, May 1, 2014			20,000,000	19,999,040

U.S. Treasury Bills with an effective yield of 0.10%, February 6, 2014			16,500,000	16,499,771

U.S. Treasury Bills with an effective yield of 0.09%, June 5, 2014			24,000,000	23,997,144

Putnam Short Term Investment Fund 0.07%(AFF)			88,667,460	88,667,460

SSgA Prime Money Market Fund zero %(P)			6,170,000	6,170,000

Total short-term investments (cost $298,217,287)				$298,251,479

TOTAL INVESTMENTS

Total investments (cost $835,712,875)(b)				$876,357,340

FORWARD CURRENCY CONTRACTS at 1/31/14 (aggregate face value $122,848,243) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Chilean Peso	Sell	4/16/14	$480,877	$487,596	$6,719
	Euro	Buy	3/19/14	807,883	819,851	(11,968)
	Japanese Yen	Sell	2/19/14	1,486,592	1,544,427	57,835
	Singapore Dollar	Sell	2/19/14	295,596	305,701	10,105
	Swiss Franc	Sell	3/19/14	861,277	862,122	845
Barclays Bank PLC
	Australian Dollar	Sell	4/16/14	813,068	809,849	(3,219)
	British Pound	Buy	3/19/14	116,022	108,709	7,313
	Canadian Dollar	Sell	4/16/14	789,412	822,133	32,721
	Euro	Buy	3/19/14	2,010,131	2,022,126	(11,995)
	Japanese Yen	Sell	2/19/14	2,904,314	3,049,379	145,065
	Mexican Peso	Buy	4/16/14	498,603	507,748	(9,145)
	Norwegian Krone	Buy	3/19/14	4,851	5,999	(1,148)
	Polish Zloty	Buy	3/19/14	433,239	439,163	(5,924)
	Polish Zloty	Sell	3/19/14	433,239	443,518	10,279
	Singapore Dollar	Sell	2/19/14	8,067	17,025	8,958
	Swiss Franc	Sell	3/19/14	1,716,154	1,727,783	11,629
	Turkish Lira	Sell	3/19/14	484,066	459,192	(24,874)
Citibank, N.A.
	Brazilian Real	Buy	4/2/14	488,860	489,679	(819)
	British Pound	Buy	3/19/14	22,350	22,236	114
	Chilean Peso	Sell	4/16/14	961,757	965,175	3,418
	Euro	Buy	3/19/14	1,619,542	1,634,124	(14,582)
	Japanese Yen	Sell	2/19/14	423,047	440,565	17,518
	New Taiwan Dollar	Buy	2/19/14	1,517,760	1,563,577	(45,817)
	New Taiwan Dollar	Sell	2/19/14	1,517,760	1,568,466	50,706
	Swiss Franc	Sell	3/19/14	1,690,114	1,694,665	4,551
Credit Suisse International
	Australian Dollar	Sell	4/16/14	812,720	814,316	1,596
	British Pound	Buy	3/19/14	9,860	14,570	(4,710)
	Canadian Dollar	Sell	4/16/14	781,703	804,859	23,156
	Euro	Buy	3/19/14	833,778	839,886	(6,108)
	Indian Rupee	Buy	2/19/14	490,914	492,842	(1,928)
	Indian Rupee	Sell	2/19/14	490,914	498,266	7,352
	Indian Rupee	Buy	5/21/14	1,435,871	1,436,012	(141)
	Japanese Yen	Sell	2/19/14	1,617,558	1,629,588	12,030
	Mexican Peso	Buy	4/16/14	406,313	413,665	(7,352)
	Mexican Peso	Sell	4/16/14	406,313	405,669	(644)
	New Zealand Dollar	Sell	4/16/14	792,982	809,138	16,156
	Norwegian Krone	Buy	3/19/14	814,825	837,123	(22,298)
	Norwegian Krone	Sell	3/19/14	814,825	828,811	13,986
	Singapore Dollar	Sell	2/19/14	414,257	433,396	19,139
	South African Rand	Sell	4/16/14	490,600	484,001	(6,599)
	South Korean Won	Buy	2/19/14	2,252,786	2,252,656	130
	South Korean Won	Sell	2/19/14	2,252,786	2,249,921	(2,865)
	Swedish Krona	Sell	3/19/14	823,543	817,664	(5,879)
	Swiss Franc	Sell	3/19/14	881,027	884,509	3,482
Deutsche Bank AG
	Australian Dollar	Sell	4/16/14	508,135	518,888	10,753
	Canadian Dollar	Sell	4/16/14	1,592,089	1,636,984	44,895
	Euro	Buy	3/19/14	767,016	770,949	(3,933)
	Japanese Yen	Sell	2/19/14	2,174,909	2,241,299	66,390
	Polish Zloty	Buy	3/19/14	413,911	419,547	(5,636)
	Polish Zloty	Sell	3/19/14	413,911	423,506	9,595
	Swiss Franc	Sell	3/19/14	2,528,773	2,543,842	15,069
Goldman Sachs International
	British Pound	Buy	3/19/14	831,710	827,387	4,323
	British Pound	Sell	3/19/14	831,710	825,368	(6,342)
	Canadian Dollar	Sell	4/16/14	813,523	848,851	35,328
	Euro	Buy	3/19/14	830,676	829,130	1,546
	Japanese Yen	Sell	2/19/14	1,700,129	1,774,298	74,169
HSBC Bank USA, National Association
	Canadian Dollar	Sell	4/16/14	424,599	442,669	18,070
	Euro	Buy	3/19/14	813,413	829,351	(15,938)
	Euro	Sell	3/19/14	813,413	825,707	12,294
	Japanese Yen	Sell	2/19/14	2,539,046	2,583,906	44,860
	New Taiwan Dollar	Buy	2/19/14	1,517,760	1,563,221	(45,461)
	New Taiwan Dollar	Sell	2/19/14	1,517,760	1,567,765	50,005
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/16/14	573,111	565,596	(7,515)
	British Pound	Buy	3/19/14	1,657,503	1,653,442	4,061
	British Pound	Sell	3/19/14	1,657,503	1,645,544	(11,959)
	Canadian Dollar	Sell	4/16/14	791,114	814,715	23,601
	Euro	Buy	3/19/14	2,215,271	2,222,089	(6,818)
	Japanese Yen	Sell	2/19/14	338,064	387,690	49,626
	Mexican Peso	Buy	4/16/14	361,276	368,791	(7,515)
	New Taiwan Dollar	Buy	2/19/14	2,653,431	2,727,355	(73,924)
	New Taiwan Dollar	Sell	2/19/14	2,653,431	2,744,701	91,270
	New Zealand Dollar	Sell	4/16/14	792,982	809,155	16,173
	Norwegian Krone	Buy	3/19/14	122,213	125,574	(3,361)
	Singapore Dollar	Sell	2/19/14	136,519	174,516	37,997
	South Korean Won	Buy	2/19/14	2,666,252	2,666,217	35
	South Korean Won	Sell	2/19/14	2,666,252	2,655,505	(10,747)
	Swiss Franc	Sell	3/19/14	824,976	838,371	13,395
Royal Bank of Scotland PLC (The)
	Canadian Dollar	Sell	4/16/14	793,624	820,577	26,953
	Euro	Buy	3/19/14	809,232	823,746	(14,514)
	Euro	Sell	3/19/14	809,232	816,678	7,446
	Japanese Yen	Sell	2/19/14	1,309,064	1,310,544	1,480
	Mexican Peso	Buy	4/16/14	772,914	787,701	(14,787)
State Street Bank and Trust Co.
	Brazilian Real	Buy	4/2/14	488,901	487,826	1,075
	British Pound	Buy	3/19/14	828,751	825,474	3,277
	British Pound	Sell	3/19/14	826,779	826,720	(59)
	Canadian Dollar	Sell	4/16/14	784,302	818,361	34,059
	Euro	Buy	3/19/14	2,105,350	2,099,022	6,328
	Japanese Yen	Sell	2/19/14	3,822,756	3,972,460	149,704
	Mexican Peso	Buy	4/16/14	613,385	624,505	(11,120)
	New Taiwan Dollar	Buy	2/19/14	2,653,431	2,729,017	(75,586)
	New Taiwan Dollar	Sell	2/19/14	2,653,431	2,741,143	87,712
	Norwegian Krone	Buy	3/19/14	16,812	17,302	(490)
	Polish Zloty	Buy	3/19/14	794,193	806,550	(12,357)
	Polish Zloty	Sell	3/19/14	794,193	812,483	18,290
	Singapore Dollar	Sell	2/19/14	745,724	771,096	25,372
	South Korean Won	Buy	2/19/14	3,103,320	3,108,091	(4,771)
	South Korean Won	Sell	2/19/14	3,103,320	3,085,176	(18,144)
	Swiss Franc	Sell	3/19/14	468,814	469,218	404
UBS AG
	Australian Dollar	Sell	4/16/14	814,549	815,177	628
	British Pound	Buy	3/19/14	668,852	683,020	(14,168)
	Canadian Dollar	Sell	4/16/14	797,389	827,495	30,106
	Euro	Buy	3/19/14	115,585	116,173	(588)
	Japanese Yen	Sell	2/19/14	1,742,363	1,826,450	84,087
	Mexican Peso	Buy	4/16/14	406,313	412,832	(6,519)
	Mexican Peso	Sell	4/16/14	406,313	405,772	(541)
	Norwegian Krone	Buy	3/19/14	589,580	605,452	(15,872)
	Singapore Dollar	Sell	2/19/14	76,601	99,984	23,383
	South African Rand	Sell	4/16/14	490,600	487,115	(3,485)
	Swedish Krona	Sell	3/19/14	770,493	772,769	2,276
	Swiss Franc	Sell	3/19/14	984,521	985,183	662
WestPac Banking Corp.
	Canadian Dollar	Sell	4/16/14	1,445,447	1,508,132	62,685
	Euro	Buy	3/19/14	1,635,862	1,650,404	(14,542)
	Japanese Yen	Sell	2/19/14	1,214,873	1,268,966	54,093

Total						$1,113,571

FUTURES CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Short)	347	$40,948,337	Mar-14	$(222,933)
DAX Index (Short)	5	1,571,825	Mar-14	72,307
Euro-CAC 40 Index (Short)	28	1,573,609	Feb-14	62,593
FTSE 100 Index (Short)	188	19,960,185	Mar-14	(91,480)
IBEX 35 Index (Long)	58	7,775,679	Feb-14	(349,104)
Japanese Government Bond 10 yr (Long)	1	1,416,659	Mar-14	5,770
Japanese Government Bond 10 yr Mini (Short)	9	1,275,257	Mar-14	(5,937)
S&P 500 Index E-Mini (Long)	59	5,240,970	Mar-14	1,863
S&P Mid Cap 400 Index E-Mini (Long)	185	24,240,550	Mar-14	524,473
S&P/TSX 60 Index (Short)	11	1,548,840	Mar-14	33,003
SPI 200 Index (Short)	14	1,575,314	Mar-14	39,056
U.S. Treasury Note 5 yr (Short)	60	7,237,500	Mar-14	13,011
U.S. Treasury Note 10 yr (Long)	11	1,383,250	Mar-14	8,370
U.S. Treasury Note 10 yr (Short)	197	24,772,750	Mar-14	(49,625)

Total				$41,367

WRITTEN OPTIONS OUTSTANDING at 1/31/14 (premiums $559,418) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Feb-14/$185.00	$420,993	$210,497
SPDR S&P 500 ETF Trust (Call)	Feb-14/184.00	106,511	76,688
SPDR S&P 500 ETF Trust (Call)	Feb-14/185.00	105,276	28,511
SPDR S&P 500 ETF Trust (Call)	Feb-14/189.00	445,621	21,782
SPDR S&P 500 ETF Trust (Call)	Feb-14/188.00	114,583	4,245
SPDR S&P 500 ETF Trust (Call)	Feb-14/188.00	87,802	425

Total			$342,148

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Bank of America N.A.

2.60/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-14/2.60	$11,801,500	$(1,180)
(2.84)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-14/2.84	11,801,500	(15,224)
3.04/3 month USD-LIBOR-BBA/Mar-24 (Written)	Mar-14/3.04	11,801,500	2,242
(2.60)/3 month USD-LIBOR-BBA/Jan-25 (Written)	Jan-15/2.60	11,801,500	(6,609)

Total			$(20,771)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/14 (proceeds receivable $7,298,594) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, February 1, 2044	$7,000,000	2/13/14	$7,333,047

Total			$7,333,047

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
GBP	1,086,000	$—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	$(131,329)
Goldman Sachs International
GBP	1,086,000	—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	(334)

Total		$—	$(131,663)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

$70,301,700	(E)	$785,474	3/19/19	3 month USD-LIBOR-BBA	2.00%	$(243,741)
173,219,300	(E)	814,108	3/19/16	3 month USD-LIBOR-BBA	0.75%	8,635
6,435,900	(E)	81,802	3/19/44	3 month USD-LIBOR-BBA	3.75%	227,061
22,659,800	(E)	384,393	3/19/24	3 month USD-LIBOR-BBA	3.25%	(428,640)

Total		$2,065,777	$(436,685)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,015,875	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(6,925)
	593,111	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,043)
	2,788,151	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	16,963
	1,292,113	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(7,861)
	7,300,000	—	7/19/23	(2.585%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(125,348)
baskets	688,494	—	3/14/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	1,130,601
baskets	171,302	—	3/14/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	(658,041)
baskets	442,132	—	3/14/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	(1,288,883)
units	17,974	—	3/14/14	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(205,565)
units	4,548	—	3/14/14	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	739,241
units	11,594	—	3/14/14	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	1,401,410
Barclays Bank PLC
	$356,895	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,967
	405,527	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,638)
	1,993,246	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,064)
	1,649,550	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,089
	1,468,409	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,320
	18,353,035	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(125,110)
	5,112,069	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(25,812)
	481,920	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,731
	585,354	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	6,761
	481,920	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,731
	441,100	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,023)
	4,459,465	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,517)
	4,834,135	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	27,391
	1,443,691	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	16,675
	168,859	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(993)
	54,008	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(86)
	296,862	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,682
	2,409,598	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,653
	5,046,465	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(25,481)
	3,425,127	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	39,561
	1,882,224	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,504)
	4,268,650	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	37,745
	1,852,338	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,627)
	3,728,594	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	32,970
	366,939	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,022
	796,399	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	7,042
	11,613,780	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	65,807
	2,836,097	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16,070
	312,701	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,723
	1,014,438	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,590
	735,551	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,053
	5,138,483	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(25,945)
	1,874,119	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(4,579)
	1,299,099	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	7,904
	779,967	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,163)
	390,037	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,582)
	390,037	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,582)
	782,672	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,174)
	2,032,654	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(8,243)
	782,672	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,174)
	1,049,747	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(1,844)
	665,850	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(1,170)
	894,835	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,421)
	1,562,639	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,337)
	7,340,000	—	7/19/23	(2.569%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(114,409)
	2,641,401	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	7,942
	24,266	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(123)
	1,218,023	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,150)
units	81,424	—	10/29/14	(0.15%)	Barclay's EX-US QMA USD Excess Return Index	(20,099)
units	246,776	—	10/29/14	(0.10%)	Barclay's QMA US Excess Return Index	285,344
Citibank, N.A.
	$1,172,992	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,646
	573,484	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,250
	1,420,030	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,680
	1,787,299	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	10,874
baskets	300	—	12/19/14	(3 month USD-LIBOR-BBA plus 0.15%)	A basket (CGPUTQL2) of common stocks	(698,493)
baskets	246,494	—	1/6/15	3 month USD-LIBOR-BBA less 0.65%	A basket (CGPUTS23) of common stocks	553,934
shares	120,889	—	1/30/15	1 month USD-LIBOR plus 0.50%	Carlyle Group LP	(144,088)
shares	135,593	—	1/30/15	1 month USD-LIBOR less 0.55%	Apollo Global Management, LLC	(48,298)
units	6,571	—	12/19/14	3 month USD-LIBOR-BBA minus 0.10%	Russell 1000 Total Return Index	315,245
units	3,005	(98,466)	1/23/15	3 month USD-LIBOR-BBA minus 3.00%	MSCI Daily TR Net Emerging Markets Indonesia USD	(104,429)
Credit Suisse International
	$963,839	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,461
	2,615,318	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	17,828
	3,113,474	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	21,224
	576,410	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,929
	7,310,000	—	7/19/23	(2.57%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(114,665)
	142,792	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	869
	1,608,263	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	9,785
	2,078,996	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	12,648
	1,634,318	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(2,871)
	1,632,744	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,909
	1,310,339	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,940
	3,411,908	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(11,638)
Deutsche Bank AG
	1,130,689	—	1/12/34	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	6,578
	28,517,000	—	1/24/24	(2.545%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(138,821)
EUR	14,324	—	1/21/15	(3 month EUR-EURIBOR-REUTERS minus 0.16%)	STOXX 600 Banks Supersector Return Index EUR	(375,603)
units	8,484	—	1/26/15	3 month USD-LIBOR-BBA minus 0.20%	MSCI Daily TR Net Emerging Markets Brazil USD	68,447
units	17,641	—	1/26/15	3 month USD-LIBOR-BBA minus 0.30%	MSCI Daily TR Net Emerging Markets Turkey USD	(25,825)
units	7,734	—	1/26/15	3 month USD-LIBOR-BBA minus 0.35%	MSCI Daily TR Net Emerging Markets South Africa USD	137,496
Goldman Sachs International
	$1,371,780	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,179)
	1,058,362	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,681)
	3,540,805	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(8,213)
	1,863,434	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,960)
	1,273,232	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,214
	1,005,825	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,543)
	1,005,825	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,543)
	1,209,145	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(7,356)
	659,375	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,012)
	1,552,379	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,838)
	583,135	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,944)
	1,130,689	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(6,578)
	1,236,655	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(7,524)
	2,740	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16)
	1,373,212	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(3,185)
	2,126,495	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,737)
	99,748	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(504)
	265,959	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,343)
	55,726	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(89)
	1,503,417	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,388)
	2,413,624	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15,701)
	1,559,354	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,144)
	2,565,672	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(5,951)
	2,370,256	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,420)
	1,292,113	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(7,861)
	7,300,000	—	7/19/23	(2.58%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(121,735)
	1,706,477	(3,733)	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(11,216)
JPMorgan Chase Bank N.A.
	935,712	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,775)
	1,741,012	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(10,592)
UBS AG
baskets	488,285	—	5/19/14	(3 month USD-LIBOR-BBA plus 0.90%)	A basket (UBSEMBSK) of common stocks	(2,055,285)
shares	314,065	—	7/18/14	1 month USD-LIBOR-BBA minus 0.45%	Vanguard Index Funds - MSCI Emerging Markets ETF	517,406
units	92,374	—	5/19/14	3 month USD-LIBOR-BBA plus 0.20%	MSCI Emerging Markets TR Net USD	3,307,507
units	20,545	—	5/19/14	3 month USD-LIBOR-BBA plus 0.10%	MSCI Emerging Markets TR Net USD	734,137

Total		$(102,199)	$2,910,435

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$4,580	$67,000	5/11/63	300 bp	$2,770
	CMBX NA BBB- Index	BBB-/P	8,798	146,000	5/11/63	300 bp	4,854
	CMBX NA BBB- Index	BBB-/P	18,088	293,000	5/11/63	300 bp	10,172
	CMBX NA BBB- Index	BBB-/P	17,271	303,000	5/11/63	300 bp	9,085
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	26,163	236,000	5/11/63	300 bp	19,787
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	450	58,000	5/11/63	300 bp	(1,117)
	CMBX NA BBB- Index	BBB-/P	15,760	198,000	5/11/63	300 bp	10,411
	CMBX NA BBB- Index	BBB-/P	28,021	248,000	5/11/63	300 bp	21,321
	CMBX NA BBB- Index	BBB-/P	2,949	254,000	5/11/63	300 bp	(3,913)
	CMBX NA BBB- Index	BBB-/P	20,426	256,000	5/11/63	300 bp	13,510
	CMBX NA BBB- Index	BBB-/P	19,821	256,000	5/11/63	300 bp	12,905
	CMBX NA BBB- Index	BBB-/P	16,841	256,000	5/11/63	300 bp	9,924
	CMBX NA BBB- Index	BBB-/P	7,820	257,000	5/11/63	300 bp	877
	CMBX NA BBB- Index	BBB-/P	4,546	258,000	5/11/63	300 bp	(2,425)
	CMBX NA BBB- Index	BBB-/P	4,148	270,000	5/11/63	300 bp	(3,146)
	CMBX NA BBB- Index	BBB-/P	21,635	297,000	5/11/63	300 bp	13,611
	CMBX NA BBB- Index	BBB-/P	32,878	429,000	5/11/63	300 bp	21,286
	CMBX NA BBB- Index	BBB-/P	21,503	524,000	5/11/63	300 bp	7,346
	CMBX NA BBB- Index	BBB-/P	8,327	174,000	5/11/63	300 bp	3,627
	CMBX NA BBB- Index	BBB-/P	9,461	219,000	5/11/63	300 bp	3,545
	CMBX NA BBB- Index	—	(14,067)	249,000	1/17/47	(300 bp)	931
	CMBX NA BBB- Index	—	(15,152)	249,000	1/17/47	(300 bp)	(154)
	CMBX NA BBB- Index	—	(15,152)	249,000	1/17/47	(300 bp)	(154)

	Total		$245,115	$155,053

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 21 Index	B+/P	$(1,049,316)	$18,750,000	12/20/18	500 bp	$269,714
	NA HY Series 21 Index	B+/P	(434,296)	7,720,000	12/20/18	500 bp	108,792
	NA HY Series 21 Index	B+/P	(613,830)	11,030,000	12/20/18	500 bp	162,110

	Total		$(2,097,442)	$540,616

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
bp	Basis points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through January 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $819,028,726.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $836,148,142, resulting in gross unrealized appreciation and depreciation of $47,719,825 and $7,510,627, respectively, or net unrealized appreciation of $40,209,198.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$90,902,755	$72,011,969	$74,247,264	$16,369	$88,667,460
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $262,500, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	Golden Nugget, Inc.	$262,500
	Totals	$262,500
At the close of the reporting period, the fund maintained liquid assets totaling $166,480,742 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,941,227 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $232,567 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $268,839.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities to dispose of the TBA commitments prior to settlement.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$7,902,536	$—	$—
Capital goods	7,927,795	—	—
Communication services	5,147,741	—	—
Conglomerates	14,606,466	—	—
Consumer cyclicals	39,686,890	—	—
Consumer staples	31,057,720	—	—
Energy	20,472,934	—	—
Financials	38,701,572	—	—
Health care	29,556,533	—	—
Technology	32,853,596	—	—
Transportation	9,526,890	—	—
Utilities and power	7,505,799	—	—
Total common stocks	244,946,472	—	—
Commodity linked notes	—	25,099,444	—
Corporate bonds and notes	—	35,172,154	—
Foreign government and agency bonds and notes	—	3,468,688	—
Mortgage-backed securities	—	116,752,385	—
Purchased options outstanding	—	5,108,583	—
Senior loans	—	90,082,355	—
U.S. Government and agency mortgage obligations	—	56,654,691	—
U.S. Treasury obligations	—	821,089	—
Short-term investments	94,837,460	203,414,019	—

Totals by level	$339,783,932	$536,573,408	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,113,571	$—
Futures contracts	41,367	—	—
Written options outstanding	—	(342,148)	—
Forward premium swap option contracts	—	(20,771)	—
TBA sale commitments	—	(7,333,047)	—
Interest rate swap contracts	—	(2,634,125)	—
Total return swap contracts	—	3,012,634	—
Credit default contracts	—	2,547,996	—

Totals by level	$41,367	$(3,655,890)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,683,052	$135,056
Foreign exchange contracts	1,708,278	594,707
Equity contracts	15,032,646	6,308,875
Interest rate contracts	635,879	4,194,110

Total	$20,059,855	$11,232,748

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$1,300,000
Purchased swap option contracts (contract amount)		$17,700,000
Written equity option contracts (contract amount)		$1,300,000
Written swap option contracts (contract amount)		$20,000,000
Futures contracts (number of contracts)		1,000
Forward currency contracts (contract amount)		$238,200,000
OTC interest rate swap contracts (notional)		$3,500,000
Centrally cleared interest rate swap contracts (notional)		$282,200,000
OTC total return swap contracts (notional)		$857,500,000
OTC credit default swap contracts (notional)		$5,900,000
Centrally cleared credit defult rate swap contracts (notional)		$37,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2014